Credit Risk - Disclosure of measurement uncertainty - Macroeconomic variables (specific bases and 5-year averages) (Details)	Jun. 30, 2025	Dec. 31, 2024
Upside 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	15.50%	17.40%
Upside 2 | GDP | UK | Not later than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.10%	1.00%
Upside 2 | GDP | UK | Later than one year and not later than two years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.90%	3.00%
Upside 2 | GDP | UK | Later than two years and not later than three years [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.20%	3.70%
Upside 2 | GDP | UK | Later than three years and not later than four years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.60%	2.90%
Upside 2 | GDP | UK | Later than four years and not later than five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.30%	2.40%
Upside 2 | GDP | US | Not later than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.30%	2.70%
Upside 2 | GDP | US | Later than one year and not later than two years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.10%	2.80%
Upside 2 | GDP | US | Later than two years and not later than three years [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.90%	3.10%
Upside 2 | GDP | US | Later than three years and not later than four years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.80%	2.80%
Upside 2 | GDP | US | Later than four years and not later than five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.80%	2.80%
Upside 2 | GDP | Specific bases | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	14.50%	15.00%
Upside 2 | GDP | Specific bases | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	14.80%	14.90%
Upside 2 | GDP | 5-year averages | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.60%	2.60%
Upside 2 | GDP | 5-year averages | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.80%	2.90%
Upside 2 | Unemployment | UK | Not later than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.40%	4.30%
Upside 2 | Unemployment | UK | Later than one year and not later than two years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.00%	3.80%
Upside 2 | Unemployment | UK | Later than two years and not later than three years [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.80%	3.40%
Upside 2 | Unemployment | UK | Later than three years and not later than four years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.70%	3.50%
Upside 2 | Unemployment | UK | Later than four years and not later than five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.70%	3.50%
Upside 2 | Unemployment | US | Not later than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.20%	4.10%
Upside 2 | Unemployment | US | Later than one year and not later than two years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.90%	3.80%
Upside 2 | Unemployment | US | Later than two years and not later than three years [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.90%	3.50%
Upside 2 | Unemployment | US | Later than three years and not later than four years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.90%	3.50%
Upside 2 | Unemployment | US | Later than four years and not later than five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.90%	3.50%
Upside 2 | Unemployment | Specific bases | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.70%	3.40%
Upside 2 | Unemployment | Specific bases | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.90%	3.50%
Upside 2 | Unemployment | 5-year averages | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.90%	3.70%
Upside 2 | Unemployment | 5-year averages | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.90%	3.70%
Upside 2 | HPI | UK | Not later than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.40%	2.80%
Upside 2 | HPI | UK | Later than one year and not later than two years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	14.20%	11.90%
Upside 2 | HPI | UK | Later than two years and not later than three years [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	6.80%	8.40%
Upside 2 | HPI | UK | Later than three years and not later than four years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.70%	5.10%
Upside 2 | HPI | UK | Later than four years and not later than five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.80%	4.10%
Upside 2 | HPI | US | Not later than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.20%	6.50%
Upside 2 | HPI | US | Later than one year and not later than two years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.30%	6.20%
Upside 2 | HPI | US | Later than two years and not later than three years [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.30%	4.70%
Upside 2 | HPI | US | Later than three years and not later than four years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.90%	4.80%
Upside 2 | HPI | US | Later than four years and not later than five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.90%	4.90%
Upside 2 | HPI | Specific bases | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	35.80%	36.30%
Upside 2 | HPI | Specific bases | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	27.10%	30.10%
Upside 2 | HPI | 5-year averages | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	6.30%	6.40%
Upside 2 | HPI | 5-year averages | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.90%	5.40%
Upside 2 | Bank rate | UK | Not later than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.10%	5.10%
Upside 2 | Bank rate | UK | Later than one year and not later than two years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.10%	3.90%
Upside 2 | Bank rate | UK | Later than two years and not later than three years [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.50%	2.90%
Upside 2 | Bank rate | UK | Later than three years and not later than four years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.60%	2.80%
Upside 2 | Bank rate | UK | Later than four years and not later than five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.90%	2.80%
Upside 2 | Bank rate | Specific bases | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.50%	2.80%
Upside 2 | Bank rate | 5-year averages | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.00%	3.50%
Upside 2 | Federal funds rate | US | Not later than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.10%	5.10%
Upside 2 | Federal funds rate | US | Later than one year and not later than two years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.90%	3.70%
Upside 2 | Federal funds rate | US | Later than two years and not later than three years [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.80%	3.30%
Upside 2 | Federal funds rate | US | Later than three years and not later than four years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.80%	3.10%
Upside 2 | Federal funds rate | US | Later than four years and not later than five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.80%	2.80%
Upside 2 | Federal funds rate | Specific bases | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.80%	2.80%
Upside 2 | Federal funds rate | 5-year averages | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.10%	3.60%
Upside 1
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	26.40%	26.80%
Upside 1 | GDP | UK | Not later than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.90%	1.00%
Upside 1 | GDP | UK | Later than one year and not later than two years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.50%	2.20%
Upside 1 | GDP | UK | Later than two years and not later than three years [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.40%	2.60%
Upside 1 | GDP | UK | Later than three years and not later than four years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.10%	2.20%
Upside 1 | GDP | UK | Later than four years and not later than five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.00%	2.00%
Upside 1 | GDP | US | Not later than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.10%	2.70%
Upside 1 | GDP | US | Later than one year and not later than two years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.30%	2.40%
Upside 1 | GDP | US | Later than two years and not later than three years [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.40%	2.60%
Upside 1 | GDP | US | Later than three years and not later than four years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.40%	2.40%
Upside 1 | GDP | US | Later than four years and not later than five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.40%	2.40%
Upside 1 | GDP | Specific bases | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	10.90%	11.60%
Upside 1 | GDP | Specific bases | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	12.00%	12.80%
Upside 1 | GDP | 5-year averages | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.00%	2.00%
Upside 1 | GDP | 5-year averages | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.30%	2.50%
Upside 1 | Unemployment | UK | Not later than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.50%	4.30%
Upside 1 | Unemployment | UK | Later than one year and not later than two years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.30%	4.10%
Upside 1 | Unemployment | UK | Later than two years and not later than three years [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.30%	4.00%
Upside 1 | Unemployment | UK | Later than three years and not later than four years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.20%	4.00%
Upside 1 | Unemployment | UK | Later than four years and not later than five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.20%	4.00%
Upside 1 | Unemployment | US | Not later than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.30%	4.10%
Upside 1 | Unemployment | US | Later than one year and not later than two years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.20%	4.00%
Upside 1 | Unemployment | US | Later than two years and not later than three years [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.20%	3.90%
Upside 1 | Unemployment | US | Later than three years and not later than four years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.20%	3.90%
Upside 1 | Unemployment | US | Later than four years and not later than five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.20%	3.90%
Upside 1 | Unemployment | Specific bases | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.20%	3.90%
Upside 1 | Unemployment | Specific bases | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.10%	3.80%
Upside 1 | Unemployment | 5-year averages | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.30%	4.00%
Upside 1 | Unemployment | 5-year averages | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.20%	3.90%
Upside 1 | HPI | UK | Not later than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.20%	2.80%
Upside 1 | HPI | UK | Later than one year and not later than two years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	8.10%	7.60%
Upside 1 | HPI | UK | Later than two years and not later than three years [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.50%	4.90%
Upside 1 | HPI | UK | Later than three years and not later than four years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.10%	4.80%
Upside 1 | HPI | UK | Later than four years and not later than five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.90%	3.50%
Upside 1 | HPI | US | Not later than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.00%	6.50%
Upside 1 | HPI | US | Later than one year and not later than two years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.10%	4.40%
Upside 1 | HPI | US | Later than two years and not later than three years [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.70%	3.70%
Upside 1 | HPI | US | Later than three years and not later than four years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.40%	3.90%
Upside 1 | HPI | US | Later than four years and not later than five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.40%	3.90%
Upside 1 | HPI | Specific bases | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	25.00%	25.90%
Upside 1 | HPI | Specific bases | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	19.00%	24.40%
Upside 1 | HPI | 5-year averages | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.60%	4.70%
Upside 1 | HPI | 5-year averages | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.50%	4.50%
Upside 1 | Bank rate | UK | Not later than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.10%	5.10%
Upside 1 | Bank rate | UK | Later than one year and not later than two years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.40%	4.10%
Upside 1 | Bank rate | UK | Later than two years and not later than three years [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.30%	3.50%
Upside 1 | Bank rate | UK | Later than three years and not later than four years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.30%	3.40%
Upside 1 | Bank rate | UK | Later than four years and not later than five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.40%	3.30%
Upside 1 | Bank rate | Specific bases | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.30%	3.30%
Upside 1 | Bank rate | 5-year averages | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.50%	3.90%
Upside 1 | Federal funds rate | US | Not later than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.30%	5.10%
Upside 1 | Federal funds rate | US | Later than one year and not later than two years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.30%	4.00%
Upside 1 | Federal funds rate | US | Later than two years and not later than three years [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.30%	3.80%
Upside 1 | Federal funds rate | US | Later than three years and not later than four years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.50%	3.60%
Upside 1 | Federal funds rate | US | Later than four years and not later than five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.50%	3.30%
Upside 1 | Federal funds rate | Specific bases | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.30%	3.30%
Upside 1 | Federal funds rate | 5-year averages | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.60%	4.00%
Baseline
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	34.40%	32.50%
Baseline | GDP | UK | Not later than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.70%	1.00%
Baseline | GDP | UK | Later than one year and not later than two years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.20%	1.40%
Baseline | GDP | UK | Later than two years and not later than three years [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.50%	1.50%
Baseline | GDP | UK | Later than three years and not later than four years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.60%	1.60%
Baseline | GDP | UK | Later than four years and not later than five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.70%	1.50%
Baseline | GDP | US | Not later than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.90%	2.70%
Baseline | GDP | US | Later than one year and not later than two years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.40%	2.00%
Baseline | GDP | US | Later than two years and not later than three years [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.00%	2.00%
Baseline | GDP | US | Later than three years and not later than four years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.00%	2.00%
Baseline | GDP | US | Later than four years and not later than five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.00%	2.00%
Baseline | GDP | Specific bases | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.30%	1.40%
Baseline | GDP | Specific bases | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.80%	2.20%
Baseline | GDP | 5-year averages | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.30%	1.40%
Baseline | GDP | 5-year averages | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.80%	2.20%
Baseline | Unemployment | UK | Not later than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.60%	4.30%
Baseline | Unemployment | UK | Later than one year and not later than two years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.70%	4.40%
Baseline | Unemployment | UK | Later than two years and not later than three years [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.70%	4.50%
Baseline | Unemployment | UK | Later than three years and not later than four years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.60%	4.40%
Baseline | Unemployment | UK | Later than four years and not later than five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.60%	4.40%
Baseline | Unemployment | US | Not later than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.40%	4.10%
Baseline | Unemployment | US | Later than one year and not later than two years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.60%	4.30%
Baseline | Unemployment | US | Later than two years and not later than three years [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.60%	4.20%
Baseline | Unemployment | US | Later than three years and not later than four years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.60%	4.20%
Baseline | Unemployment | US | Later than four years and not later than five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.60%	4.20%
Baseline | Unemployment | Specific bases | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.60%	4.40%
Baseline | Unemployment | Specific bases | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.50%	4.20%
Baseline | Unemployment | 5-year averages | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.60%	4.40%
Baseline | Unemployment | 5-year averages | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.50%	4.20%
Baseline | HPI | UK | Not later than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.10%	2.80%
Baseline | HPI | UK | Later than one year and not later than two years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.30%	3.30%
Baseline | HPI | UK | Later than two years and not later than three years [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.30%	1.60%
Baseline | HPI | UK | Later than three years and not later than four years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.50%	4.50%
Baseline | HPI | UK | Later than four years and not later than five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.90%	3.00%
Baseline | HPI | US | Not later than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.80%	6.50%
Baseline | HPI | US | Later than one year and not later than two years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.00%	2.60%
Baseline | HPI | US | Later than two years and not later than three years [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.00%	2.70%
Baseline | HPI | US | Later than three years and not later than four years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.00%	3.00%
Baseline | HPI | US | Later than four years and not later than five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.00%	3.00%
Baseline | HPI | Specific bases | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.80%	3.00%
Baseline | HPI | Specific bases | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.20%	3.50%
Baseline | HPI | 5-year averages | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.80%	3.00%
Baseline | HPI | 5-year averages | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.20%	3.50%
Baseline | Bank rate | UK | Not later than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.10%	5.10%
Baseline | Bank rate | UK | Later than one year and not later than two years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.80%	4.30%
Baseline | Bank rate | UK | Later than two years and not later than three years [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.80%	4.00%
Baseline | Bank rate | UK | Later than three years and not later than four years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.80%	4.00%
Baseline | Bank rate | UK | Later than four years and not later than five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.90%	3.80%
Baseline | Bank rate | Specific bases | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.90%	4.20%
Baseline | Bank rate | 5-year averages | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.90%	4.20%
Baseline | Federal funds rate | US | Not later than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.30%	5.10%
Baseline | Federal funds rate | US | Later than one year and not later than two years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.60%	4.10%
Baseline | Federal funds rate | US | Later than two years and not later than three years [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.60%	4.00%
Baseline | Federal funds rate | US | Later than three years and not later than four years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.80%	3.80%
Baseline | Federal funds rate | US | Later than four years and not later than five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.80%	3.80%
Baseline | Federal funds rate | Specific bases | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.80%	4.20%
Baseline | Federal funds rate | 5-year averages | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.80%	4.20%
Downside 1
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	15.20%	14.70%
Downside 1 | GDP | UK | Not later than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.20%	1.00%
Downside 1 | GDP | UK | Later than one year and not later than two years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(1.10%)	(0.50%)
Downside 1 | GDP | UK | Later than two years and not later than three years [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.60%	0.10%
Downside 1 | GDP | UK | Later than three years and not later than four years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.10%	2.10%
Downside 1 | GDP | UK | Later than four years and not later than five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.80%	1.90%
Downside 1 | GDP | US | Not later than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.40%	2.70%
Downside 1 | GDP | US | Later than one year and not later than two years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(1.60%)	0.30%
Downside 1 | GDP | US | Later than two years and not later than three years [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.90%	0.40%
Downside 1 | GDP | US | Later than three years and not later than four years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.10%	2.70%
Downside 1 | GDP | US | Later than four years and not later than five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.10%	2.40%
Downside 1 | GDP | Specific bases | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(1.30%)	0.20%
Downside 1 | GDP | Specific bases | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(1.40%)	0.40%
Downside 1 | GDP | 5-year averages | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.90%	0.90%
Downside 1 | GDP | 5-year averages | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.00%	1.70%
Downside 1 | Unemployment | UK | Not later than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.80%	4.30%
Downside 1 | Unemployment | UK | Later than one year and not later than two years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	6.20%	5.30%
Downside 1 | Unemployment | UK | Later than two years and not later than three years [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	6.10%	6.30%
Downside 1 | Unemployment | UK | Later than three years and not later than four years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.20%	5.50%
Downside 1 | Unemployment | UK | Later than four years and not later than five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.90%	5.00%
Downside 1 | Unemployment | US | Not later than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.50%	4.10%
Downside 1 | Unemployment | US | Later than one year and not later than two years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.90%	5.10%
Downside 1 | Unemployment | US | Later than two years and not later than three years [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	6.20%	5.70%
Downside 1 | Unemployment | US | Later than three years and not later than four years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.50%	5.20%
Downside 1 | Unemployment | US | Later than four years and not later than five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.20%	4.90%
Downside 1 | Unemployment | Specific bases | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	6.50%	6.50%
Downside 1 | Unemployment | Specific bases | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	6.50%	5.90%
Downside 1 | Unemployment | 5-year averages | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.40%	5.30%
Downside 1 | Unemployment | 5-year averages | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.40%	5.00%
Downside 1 | HPI | UK | Not later than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(3.70%)	2.80%
Downside 1 | HPI | UK | Later than one year and not later than two years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(9.60%)	(11.60%)
Downside 1 | HPI | UK | Later than two years and not later than three years [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.70%	(1.80%)
Downside 1 | HPI | UK | Later than three years and not later than four years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	10.70%	7.20%
Downside 1 | HPI | UK | Later than four years and not later than five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	7.00%	8.70%
Downside 1 | HPI | US | Not later than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.50%	6.50%
Downside 1 | HPI | US | Later than one year and not later than two years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(2.40%)	(2.70%)
Downside 1 | HPI | US | Later than two years and not later than three years [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.80%	1.00%
Downside 1 | HPI | US | Later than three years and not later than four years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.50%	4.10%
Downside 1 | HPI | US | Later than four years and not later than five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.40%	3.50%
Downside 1 | HPI | Specific bases | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(13.20%)	(11.30%)
Downside 1 | HPI | Specific bases | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(2.20%)	1.10%
Downside 1 | HPI | 5-year averages | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.90%	0.80%
Downside 1 | HPI | 5-year averages | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.90%	2.40%
Downside 1 | Bank rate | UK | Not later than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.10%	5.10%
Downside 1 | Bank rate | UK | Later than one year and not later than two years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.10%	3.90%
Downside 1 | Bank rate | UK | Later than two years and not later than three years [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.20%	2.90%
Downside 1 | Bank rate | UK | Later than three years and not later than four years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.30%	2.30%
Downside 1 | Bank rate | UK | Later than four years and not later than five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.70%	2.40%
Downside 1 | Bank rate | Specific bases | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.60%	5.30%
Downside 1 | Bank rate | 5-year averages | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.90%	3.30%
Downside 1 | Federal funds rate | US | Not later than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.30%	5.10%
Downside 1 | Federal funds rate | US | Later than one year and not later than two years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.90%	3.40%
Downside 1 | Federal funds rate | US | Later than two years and not later than three years [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.90%	2.30%
Downside 1 | Federal funds rate | US | Later than three years and not later than four years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.60%	2.30%
Downside 1 | Federal funds rate | US | Later than four years and not later than five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.60%	2.70%
Downside 1 | Federal funds rate | Specific bases | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.50%	5.30%
Downside 1 | Federal funds rate | 5-year averages | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.30%	3.20%
Downside 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	8.50%	8.60%
Downside 2 | GDP | UK | Not later than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(0.20%)	1.00%
Downside 2 | GDP | UK | Later than one year and not later than two years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(3.40%)	(2.30%)
Downside 2 | GDP | UK | Later than two years and not later than three years [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.70%	(1.30%)
Downside 2 | GDP | UK | Later than three years and not later than four years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.60%	2.60%
Downside 2 | GDP | UK | Later than four years and not later than five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.80%	2.30%
Downside 2 | GDP | US | Not later than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.90%	2.70%
Downside 2 | GDP | US | Later than one year and not later than two years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(4.70%)	(1.30%)
Downside 2 | GDP | US | Later than two years and not later than three years [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(0.20%)	(1.30%)
Downside 2 | GDP | US | Later than three years and not later than four years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.30%	3.30%
Downside 2 | GDP | US | Later than four years and not later than five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.30%	2.90%
Downside 2 | GDP | Specific bases | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(4.00%)	(2.90%)
Downside 2 | GDP | Specific bases | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(5.30%)	(2.10%)
Downside 2 | GDP | 5-year averages | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.50%	0.50%
Downside 2 | GDP | 5-year averages | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.10%	1.20%
Downside 2 | Unemployment | UK | Not later than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.90%	4.30%
Downside 2 | Unemployment | UK | Later than one year and not later than two years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	7.60%	6.20%
Downside 2 | Unemployment | UK | Later than two years and not later than three years [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	7.50%	8.10%
Downside 2 | Unemployment | UK | Later than three years and not later than four years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.90%	6.60%
Downside 2 | Unemployment | UK | Later than four years and not later than five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.30%	5.50%
Downside 2 | Unemployment | US | Not later than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.60%	4.10%
Downside 2 | Unemployment | US | Later than one year and not later than two years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	7.30%	5.80%
Downside 2 | Unemployment | US | Later than two years and not later than three years [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	7.80%	7.20%
Downside 2 | Unemployment | US | Later than three years and not later than four years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	6.40%	6.20%
Downside 2 | Unemployment | US | Later than four years and not later than five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.80%	5.50%
Downside 2 | Unemployment | Specific bases | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	8.40%	8.40%
Downside 2 | Unemployment | Specific bases | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	8.40%	7.50%
Downside 2 | Unemployment | 5-year averages | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	6.20%	6.10%
Downside 2 | Unemployment | 5-year averages | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	6.40%	5.80%
Downside 2 | HPI | UK | Not later than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(9.40%)	2.80%
Downside 2 | HPI | UK | Later than one year and not later than two years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(20.60%)	(24.80%)
Downside 2 | HPI | UK | Later than two years and not later than three years [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.20%	(5.20%)
Downside 2 | HPI | UK | Later than three years and not later than four years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	18.10%	10.00%
Downside 2 | HPI | UK | Later than four years and not later than five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	10.00%	14.60%
Downside 2 | HPI | US | Not later than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(1.60%)	6.50%
Downside 2 | HPI | US | Later than one year and not later than two years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(6.60%)	(8.00%)
Downside 2 | HPI | US | Later than two years and not later than three years [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.60%	(0.70%)
Downside 2 | HPI | US | Later than three years and not later than four years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	9.10%	5.20%
Downside 2 | HPI | US | Later than four years and not later than five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.70%	4.00%
Downside 2 | HPI | Specific bases | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(28.10%)	(26.80%)
Downside 2 | HPI | Specific bases | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(8.40%)	(4.00%)
Downside 2 | HPI | 5-year averages | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(1.10%)	(1.60%)
Downside 2 | HPI | 5-year averages | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.70%	1.20%
Downside 2 | Bank rate | UK | Not later than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.00%	5.10%
Downside 2 | Bank rate | UK | Later than one year and not later than two years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.40%	3.50%
Downside 2 | Bank rate | UK | Later than two years and not later than three years [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.20%	1.70%
Downside 2 | Bank rate | UK | Later than three years and not later than four years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.80%	0.60%
Downside 2 | Bank rate | UK | Later than four years and not later than five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.50%	1.10%
Downside 2 | Bank rate | Specific bases | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.60%	5.30%
Downside 2 | Bank rate | 5-year averages | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.60%	2.40%
Downside 2 | Federal funds rate | US | Not later than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.50%	5.10%
Downside 2 | Federal funds rate | US | Later than one year and not later than two years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.10%	2.50%
Downside 2 | Federal funds rate | US | Later than two years and not later than three years [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.40%	0.60%
Downside 2 | Federal funds rate | US | Later than three years and not later than four years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.40%	0.80%
Downside 2 | Federal funds rate | US | Later than four years and not later than five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.20%	1.50%
Downside 2 | Federal funds rate | Specific bases | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.50%	5.30%
Downside 2 | Federal funds rate | 5-year averages | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.70%	2.10%